Other Non-Current Assets - Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Equity securities	$ 38	$ 37
Public funding receivables	541	375
Taxes and other government receivables	46	26
Research tax credit receivable	339	231
Defined benefit plans	20	22
Prepayments and deposits to third parties	234	213
Other non-current assets	54	57
Other non-current assets	$ 1,272	$ 961